Summary of Significant Accounting Policies and Basis of Presentation, Restricted Cash (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Abstract]
Cash and cash equivalents	$ 72,708	$ 26,926		$ 27,354
Restricted cash		0		5,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$ 72,708	$ 26,926	$ 26,093	$ 32,354	$ 42,842	$ 4,013